CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Profit / (loss) before tax		$ 802		$ 464	[1],[2]	$ 373	[1],[2]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		671		826	[1]	792	[1]
(Gain) / loss on disposal of non-current assets		1		(9)	[1]	10	[1]
(Gain) / loss on disposal of subsidiaries		(88)		0	[1]	0	[1]
Finance costs		583		591	[1]	569	[1]
Finance income		(32)		(13)	[1]	(19)	[1]
Other non-operating (gain) / loss		(9)		(26)	[1]	(84)	[1]
Net foreign exchange (gain) / loss		(181)		7	[1],[2]	(16)	[1],[2]
Changes in trade and other receivables and prepayments		(154)		(141)	[1]	(18)	[1]
Changes in inventories		(12)		(4)	[1]	(5)	[1]
Changes in trade and other payables		52		63	[1]	39	[1]
Changes in provisions, pensions and other		48		(14)	[1]	(14)	[1]
Interest paid		(489)		(521)	[1]	(534)	[1]
Interest received		25		12	[1]	20	[1]
Income tax paid		(284)		(274)	[1]	(269)	[1]
Net cash flows from operating activities from continuing operations		933		961	[1]	844	[1]
Net cash flows from operating activities from discontinued operations		1,624		1,677	[1]	1,599	[1]
Investing activities
Purchase of property, plant and equipment		(634)		(699)	[1]	(550)	[1]
Purchase of intangible assets		(376)		(159)		(132)
Receipts from / (Payments) on deposits		(54)		(58)	[1]	(69)	[1]
Receipts from / (Investments in) financial assets	[3]	(14)		(48)	[1]	(8)	[1]
Acquisition of a subsidiary, net of cash acquired		(16)		0	[1]	0	[1]
Proceeds from sales of share in subsidiaries, net of cash		40		0	[1]	(10)	[1]
Other proceeds from investing activities, net		(3)		(3)	[1]	(47)	[1]
Net cash flows from / (used in) investing activities from continuing operations		(1,057)		(967)	[1]	(816)	[1]
Net cash flows from / (used in) investing activities from discontinued operations		(599)		(213)	[1]	(1,050)	[1]
Financing activities
Proceeds from borrowings, net of fees paid	[4]	2,087		2,081	[1]	4,621	[1]
Repayment of debt		(1,619)		(1,977)	[1]	(4,148)	[1]
Acquisition of non-controlling interest		0		(279)	[1]	(1)	[1]
Dividends paid to owners of the parent		0		0	[1]	(259)	[1]
Dividends paid to non-controlling interests		(12)		(17)	[1]	(39)	[1]
Net cash flows from / (used in) financing activities from continuing operations		456		(192)	[1]	174	[1]
Net cash flows from / (used in) financing activities from discontinued operations		(340)		(552)	[1]	(277)	[1]
Net increase / (decrease) in cash and cash equivalents		1,017		714	[1]	474	[1]
Net foreign exchange difference related to continuing operations		(95)		(18)	[1]	(51)	[1]
Net foreign exchange difference related to discontinued operations		(21)		(5)	[1]	0	[1]
Cash and cash equivalents classified as discontinued operations/held for sale at the beginning of the period	[1]	113		0		0
Cash and cash equivalents classified as discontinued operations/held for sale at the end of the period		146		113	[1]	0	[1]
Cash and cash equivalents at beginning of period	[1],[3]	2,239	[5]	1,661	[5]	1,238
Cash and cash equivalents at end of period	[5]	$ 3,107		$ 2,239	[1],[3]	$ 1,661	[1],[3]

[1]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[2]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
[3]	**** Certain comparative amounts have been reclassified, refer to Note 24 – for further details.
[4]	Fees paid for borrowings were US$11 (2021: US$32, 2020: US$29)
[5]	Overdrawn amount was US$0 (2021: US$13)